Status of Outstanding Stock and Stock Unit Awards under Twenty Twelve Plan and Twenty Zero Two Plan (Detail) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock Units
NUMBER
Stock and Stock Unit Awards Outstanding, at beginning of the year	3,306,444
Granted	1,181,321
Distributed	(851,297)
Forfeited	(157,582)
Stock and Stock Unit Awards Outstanding, at the end of year	3,478,886
Units Convertible, at the end of year	181,059
AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, at beginning of the year	$ 165.9
Stock and Stock Unit Awards Outstanding, at the end of year	215.3
Units Convertible, at the end of year	$ 11.2